Other Income (Expense) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended							0 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Oct. 01, 2013 Product	Oct. 31, 2012 Product	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Senior Notes Due 2014 [Member]	Dec. 31, 2013 Oral Contraceptive and Osteoporosis [Member]	Dec. 31, 2012 Oral Contraceptive and Osteoporosis [Member]	Dec. 31, 2011 Oral Contraceptive and Osteoporosis [Member]	Oct. 22, 2012 Moksha8 Pharmaceuticals, Inc. [Member]	Dec. 31, 2013 Moksha8 Pharmaceuticals, Inc. [Member]	Dec. 31, 2012 Moksha8 Pharmaceuticals, Inc. [Member]	Dec. 31, 2012 Watson Pharmaceuticals, Inc. [Member]	Dec. 31, 2011 Watson Pharmaceuticals, Inc. [Member]	Dec. 31, 2012 Actavis Group [Member]	Dec. 31, 2012 Actavis Group [Member]	Dec. 31, 2011 Actavis Group [Member]	Dec. 31, 2013 Changzhou Watson Pharmaceuticals Co., Ltd [Member]
Other Non operating Income Expense [Line Items]
Gain on sale of products			$ 4.3	$ 88.7
Gain on sale of investments				28.8	0.8					28.8		28.8
Consideration received on sale of divested products	10.0
Number of generic pharmaceutical products sold	4
Net sale of divested products							2.5	4.6	0.7				18.5	7.3		60.8	90.2
New branded generic products		22
Gain on sale of products				24.0											24.0
Product accounted in percent of consolidated net revenues				0.00%	0.00%
Gain on sale of assets			4.3	88.7														2.3
Debt extinguishment, carrying amount						450.0
Gain (loss) on extinguishment of debt			(18.5)			(17.1)
Non-cash write-off of deferred loan costs						1.5
Realized gain (loss) on foreign currency transactions			14.1	(70.4)
Expenses for bridge loan				37.1												37.1
Gain on release of funds			15.0
Gain on sale of securities			1.1
Acquisition related cost			8.8
Losses on contract termination of settlement				3.0							4.0
Gain on revaluation of securities issued				$ 0.8